Debt - Summary of outstanding notes (Details)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 33,582,000,000		€ 13,703,000,000	€ 11,696,000,000
STELLANTIS N.V. (Peugeot S.A.) 2016
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 500
Coupon %	237.50%	237.50%
STELLANTIS NV (Peugeot S.A.) 2016, EUR 600
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	200.00%	200.00%
STELLANTIS NV (Peugeot S.A.) 2016, EUR 100
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 100
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 650
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	275.00%	275.00%
STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	112.50%	112.50%
STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q4 2023, EUR 100
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 100
Coupon %	1.05%	1.05%
STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q2 2026, EUR 60
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 60
Coupon %	160.00%	160.00%
STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q2 2027
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50
Coupon %	181.00%	181.00%
STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q4 2023, EUR 70
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 70
Coupon %	105.00%	105.00%
STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q2 2026, EUR 204
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 204
Coupon %	140.00%	140.00%
Fiat Chrysler Finance Europe Senc 2014
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,350
Coupon %	4.75%	4.75%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.375%	3.375%
STELLANTIS N.V. (FCA N.V.) 2016
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.75%	3.75%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.875%	3.875%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	450.00%	450.00%
STELLANTIS NV 2021, due Q1 2027
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	62.50%	62.50%
STELLANTIS NV 2021, due Q1 2029
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	75.00%	75.00%
STELLANTIS NV 2021, due Q2 2033
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	125.00%	125.00%
STELLANTIS N.V. (FCA N.V.) 2015
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,500
Coupon %	525.00%	525.00%
STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	171.10%	171.10%
STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	269.10%	269.10%
GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	600.00%	600.00%
Bank PSA Finance
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 205
Coupon %	575.00%	575.00%
Faurecia 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 700
Coupon %	313.50%	313.50%
Faurecia 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 750
Coupon %	312.50%	312.50%
Faurecia 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 700
Coupon %	237.50%	237.50%
Faurecia 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	508,000,000		508,000,000
Gross amount | STELLANTIS NV (Peugeot S.A.) 2016, EUR 600
Disclosure of detailed information about borrowings [line items]
Borrowings	608,000,000		607,000,000
Gross amount | STELLANTIS NV (Peugeot S.A.) 2016, EUR 100
Disclosure of detailed information about borrowings [line items]
Borrowings	102,000,000		102,000,000
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	658,000,000		656,000,000
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,011,000,000		1,009,000,000
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	594,000,000		593,000,000
Gross amount | STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q4 2023, EUR 100
Disclosure of detailed information about borrowings [line items]
Borrowings	101,000,000		101,000,000
Gross amount | STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q2 2026, EUR 60
Disclosure of detailed information about borrowings [line items]
Borrowings	61,000,000		61,000,000
Gross amount | STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q2 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000,000		50,000,000
Gross amount | STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q4 2023, EUR 70
Disclosure of detailed information about borrowings [line items]
Borrowings	71,000,000		71,000,000
Gross amount | STELLANTIS NV (Peugeot S.A.) Schuldschein 2019, due Q2 2026, EUR 204
Disclosure of detailed information about borrowings [line items]
Borrowings	204,000,000		205,000,000
Gross amount | Fiat Chrysler Finance Europe Senc 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	1,414,000,000		0
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,326,000,000		0
Gross amount | STELLANTIS N.V. (FCA N.V.) 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	1,385,000,000		0
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,460,000,000		0
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,245,000,000		0
Gross amount | STELLANTIS NV 2021, due Q1 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,254,000,000		0
Gross amount | STELLANTIS NV 2021, due Q1 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	1,249,000,000		0
Gross amount | STELLANTIS NV 2021, due Q2 2033
Disclosure of detailed information about borrowings [line items]
Borrowings	1,238,000,000		0
Gross amount | STELLANTIS N.V. (FCA N.V.) 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	1,406,000,000		0
Gross amount | STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	884,000,000		0
Gross amount | STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	886,000,000		0
Gross amount | GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Borrowings	778,000,000		792,000,000
Gross amount | Bank PSA Finance
Disclosure of detailed information about borrowings [line items]
Borrowings	0		205,000,000
Gross amount | Faurecia 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	0		686,000,000
Gross amount | Faurecia 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	0		754,000,000
Gross amount | Faurecia 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	0		683,000,000
Gross amount | Faurecia 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0		€ 987,000,000